Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders

The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Years ended December 31,
	2024	2023	2022
Net loss	(78,209)	(247,862)	(114,206)
Weighted average shares outstanding—basic and diluted(i)	30,271,959	23,090,092	17,623,570
Net loss per ordinary share—basic and diluted	(2.58)	(10.73)	(6.48)

(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.